COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 14 -  COMMITMENTS AND CONTINGENT LIABILITIES

a.Commissions arrangements:

The Group is committed to pay marketing commissions to sale agents at a range of 1% to 12% of total sales contracts which were received through promotion and distribution carried out by them. Commission expenses were $701, $781 and $670 for the years ended December 31, 2014, 2013 and 2012, respectively. The commissions were recorded as part of the selling and marketing expenses.

b.Royalty commitments:

(1)TAT is committed to pay royalties to third parties through 2014, ranging from 12% to 17% of sales of products developed by the third parties. Royalty expenses were $270, $177 and $202 for the years ended December 31, 2014, 2013 and 2012, respectively. The royalties were recorded as part of the cost of revenues.

(2) Limco-Piedmont is committed to pay royalties to a third party, ranging between 3% to 5% of sales of products purchased from the third party, after deducting related costs incurred by Limco-Piedmont. That third party is the exclusive manufacturer of the products for which Limco-Piedmont provide MRO services. In addition, Limco-Piedmont is committed to pay said third party royalties, ranging 1.5% to 10% of sales of additional products exclusively manufactured by the third party. In addition, Limco-Piedmont is committed to pay said third party royalties, ranging from 10% to 20%, on parts reclaimed to use in MRO services or sold to our customers when they are manufactured by the third party. Royalty expenses were $680, $400 and $232 for the years ended December 31, 2014, 2013 and 2012, respectively. The royalties were recorded as part of the cost of revenues.

c.Lease commitments:

Limco-Piedmont leases some of its operating and office facilities for various terms under long-term, non-cancelable operating lease agreements. The leases expire at various dates through 2017. Certain leases contain renewal options as defined in the agreements. Lease expense (excluding related parties) totaled $271, $215 and $233 for the years ended December 31, 2014, 2013, and 2012 respectively.

TAT leases its factory from TAT Industries until 2020; (see also note 11(a)).

As of December 31, 2014, future minimum rental payments under non-cancelable operating leases are as follows:

Year	Amount
2015	$814
2016	814
2017	762
2018	700
2019	714
2020	729
Total	$4,533

d.Legal claims contingencies:

(1)On November 29, 2011, a Factoring company ("the plaintiff"), filed a claim with the magistrates court in Tel-Aviv against the Company, and eleven others ("the respondents"), jointly and severally, for the amount of NIS6,151 thousand (approximately $1,620). The plaintiff's case against the Company is based on invoices that were presented to the plaintiff by supplier of the Company (“the supplier”), by virtue of assignment of rights, which were originally issued to the Company by the supplier for certain alleged services. On February 5, 2012, the Company filed for its statement of defense, in which it denied the plaintiff's claims and clarified that it acted according to the deed of assignment of rights, and that the invoices neither represent nor reflect real transactions and/or real services which were rendered. The Company its legal advisor are of the opinion that its exposure due to the claim filed is not probable and thus no provision was recorded in regard of that claim of December 31, 2014.

e.Guarantees :

(1)In order to secure TAT's liability to the Israeli customs, the Company provided a bank guarantee in the amount of $215. The guarantee is linked to the consumer price index and is valid until September 2015.

(2)In order to secure the TAT's liability to the lessor of its premises, the Company provided a bank guarantee in the amount of $383. The guarantee is linked to the consumer price index and is valid until June 2015.

  Covenants and liens on assets:

   In order to secure bank loans in the amount of $884 as of December 31, 2013, TAT granted a specific lien on Bental's shares held by TAT - see also note 12(a). In addition, TAT is obligated to meet certain covenants, all of which have been met. Such covenants were released during 2014, as the remaining amount of the loan has been fully repaid.

  Vehicle Lease and Maintenance Agreements:

      The Company entered into several three-year lease and maintenance agreements for vehicles which are regularly amended as new vehicles are leased.  The current monthly lease fees aggregate approximately $35,000.  The expected lease payments for the years ending December 31, 2015, 2016 and 2017 are approximately $414,000, $110,000 and $12,000, respectively.